Subsequent Events	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

15. Subsequent Events

Issuance of Convertible Note

In July 2021, the Company entered into an additional note purchase agreement (the “2021 Notes”) pursuant to which the Company borrowed an aggregate of $3.6 million from existing investors. Outstanding balances under the 2021 Notes accrue interest at a rate of 8%, compounded daily, and was repaid with the combined entity’s common stock upon the date of consummation of the Merger. The conversion features of the 2021 Notes are identical to the conversion features of the Convertible Notes.

Issuance of Indenture Note

In July 2021, the Company entered into an additional note purchase agreements (the “Second Indenture Note”) pursuant to which the Company borrowed an aggregate of $3.6 million from senior secured noteholders. The outstanding balance under the Second Indenture Note accrues interest at a rate of 14.5%, compounded daily, and was repaid with the combined entity’s common stock upon the date of consummation of the Merger.

Forbearance Extension

In August 2021, the Company entered into forbearance extensions with the noteholders in relation to the senior secured notes. The latest forbearance extension, entered into on August 26, 2021, extended the forbearance period through September 9, 2021, the consummation date of the Merger.

As of the date these financial statements are issued, the Company has not made the $3.9 million interest payment due September 1, 2021 pursuant to a 30-day grace period provided in the indenture.

Transfer of Merger Shares

In September 2021, the Company entered into a share allocation agreement in connection with the Merger and additional forbearance. Under the share allocation agreement, Clarus noteholders received an additional 405,000 shares of the Combined Entity. Of these 405,000 shares, 135,000 was transferred from the Blue Water founder shares and 270,000 shares were reallocated from the Clarus equityholders and received upon the closing of the Merger.

15. Subsequent Events

Issuance of Convertible Notes

In March and April of 2021, the Company entered into additional note purchase agreements (the “2021 Notes”) pursuant to which the Company borrowed an aggregate of $12.5 million from existing investors. Outstanding balances under the 2021 Notes accrue interest at a rate of 8%, compounded daily, and have a maturity date of September 1, 2025. The conversion features of the 2021 Notes are identical to the conversion features of the Convertible Notes.

Proposed Merger

On April 27, 2021, the Company executed a definitive merger agreement with Blue Water Acquisition Corporation (“Blue Water”, or “BLUW”), a Special Purpose Acquisition Company. Upon the completion of the proposed business combination transaction, the convertible noteholders and Series D Preferred Stock shareholders of Clarus will exchange their interests in Clarus for shares of common stock of continuing public company or Combined Entity. The proposed merger is expected to be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as Clarus issuing equity for the net assets of BLUW, with no goodwill or intangible assets recorded. Under this method of accounting, Blue Water will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, Blue Water will be renamed Clarus Therapeutics Holdings, Inc., or Combined Entity, and Clarus will become a wholly owned subsidiary of Combined Entity.

Blue Water is expected to receive net proceeds of approximately $198.2 million upon the closing of the proposed merger transaction, assuming no redemptions are affected by stockholders of Blue Water, and will operate under the current Clarus management team upon the closing of the proposed merger. In connection with the proposed merger, the Company’s convertible noteholders and senior secured noteholders agreed to provide $25.0 million in additional capital to the Company following the close of the merger. All such proceeds will convert to shares of Blue Water common stock at a price of $10.00 per share at the merger closing. The closing of the proposed merger is a precondition to the additional financing.

Subject to the terms of the merger agreement, at the effective time of the merger (the “Effective Time”), each share of Clarus’s redeemable convertible Series D Preferred Stock issued and outstanding immediately prior to the Effective Time shall be converted into shares of the combined Company’s common stock and all principal and accrued interest under the Company’s Series D convertible notes shall convert into shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. All other series of preferred stock, common stock and stock options will be cancelled and extinguished upon completion of the proposed merger. In addition, Clarus’s existing equity incentive plans will be terminated. Any unexpired, outstanding Series D Warrants will remain outstanding and become exercisable shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio.

The boards of directors of both Blue Water and Clarus have approved the proposed transaction. Completion of the transaction is expected to be in the third quarter of 2021, and is subject to, among other things, the approval by Blue Water’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.

Blue Water Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9—Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Note 11—Subsequent Events

On April 27, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Blue Water Merger Sub Corp., a Delaware corporation (the “Merger Sub”) and wholly-owned subsidiary of the Company, and Clarus Therapeutics, Inc. a Delaware corporation (“Clarus”).

Management has evaluated subsequent events to determine if events or transactions occurring through May 6, 2021, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed, including the Merger Agreement referenced above